Non-Competition Agreements (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Amortization of Intangible Assets	$ 15,000	$ 60,000	$ 150,000	$ 240,000
December 2013 [Member]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months			30,000
June 2013 [Member]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 15,000